STOCKHOLDERS' DEFICIT - Common Stock Shares (Details)	Jun. 30, 2023 Vote $ / shares shares	Jun. 29, 2023 shares	Dec. 31, 2022 Vote $ / shares shares	Dec. 31, 2021 $ / shares shares	Oct. 04, 2021 $ / shares
Class A common stock
STOCKHOLDER'S EQUITY/(DEFICIT)
Common shares, shares authorized (in shares)	380,000,000		380,000,000	380,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote	1		1
Common shares, shares issued (in shares)	3,412,816		0
Common shares, shares outstanding (in shares)	3,412,816		0
Class A common stock not subject to possible redemption
STOCKHOLDER'S EQUITY/(DEFICIT)
Common shares, shares issued (in shares)			0	0
Common shares, shares outstanding (in shares)			0	0
Class A common stock subject to possible redemption
STOCKHOLDER'S EQUITY/(DEFICIT)
Common stock subject to possible redemption	2,112,027		20,125,000	20,125,000
Class B common stock
STOCKHOLDER'S EQUITY/(DEFICIT)
Common shares, shares authorized (in shares)	20,000,000		20,000,000	20,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001	$ 0.0001
Common shares, votes per share | Vote	1		1
Common shares, shares issued (in shares)	1,618,434		5,031,250	5,031,250
Common shares, shares outstanding (in shares)	1,618,434	1,618,434	5,031,250	5,031,250